Annual Total Returns[BarChart] - Invesco KBW Property and Casualty Insurance ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.31%	20.16%	33.89%	11.25%	14.24%	19.10%	8.96%	(2.25%)	27.64%	(1.70%)